Document and Entity Information	Jul. 30, 2019
Cover [Abstract]
Entity Registrant Name	CHURCH & DWIGHT CO INC /DE/
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0000313927
Document Type	8-K
Document Period End Date	Jul. 30, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-10585
Entity Tax Identification Number	13-4996950
Entity Address, Address Line One	500 Charles Ewing Boulevard
Entity Address, City or Town	Ewing
Entity Address, Postal Zip Code	08628
City Area Code	(609)
Local Phone Number	806-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	CHD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false